SHARE CAPITAL - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) Year	Dec. 31, 2022 CAD ($) Year
Disclosure of classes of share capital [abstract]
Weighted-average fair value of options | $	$ 2.21	$ 3.17
Risk-free interest rate	3.84%	2.19%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	70.00%	67.00%
Expected options life in years | Year	3.79	3.8